Shareholder Report, Holdings (Details) - C000256566	Dec. 31, 2025
FR_87283Q503
Holdings [Line Items]
Percent of Net Asset Value	80.50%
FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	80.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%